Reporting Entity	12 Months Ended
Mar. 31, 2026
Reporting Entity [Abstract]
Reporting Entity	Reporting Entity
Coincheck Group N.V. (“Coincheck Parent”) is a Dutch public limited liability company (naamloze vennootschap), with its registered office at Nieuwezijda Voorburgwal 162, the Netherlands, which was originally formed by Monex Group, Inc. (“Monex”). The consolidated financial statements consist of Coincheck Parent and its subsidiaries (together referred to as the “Company”). The Company has primarily engaged in providing end-to-end crypto asset exchange services by offering its customers multi-cryptocurrency marketplace and exchange platforms (the “Marketplace platform” and the “Exchange platform,” respectively) with a deep pool of liquidity for trading crypto assets through its user-friendly applications. Effective March 1, 2026, Coincheck Parent acquired a business engaged in digital asset management services and on October 14, 2025 acquired a business engaged in digital asset prime brokerage services, but considers neither of these business a significant part of its operations or businesses for the fiscal year ended March 31, 2026 or any prior period.
Coincheck Parent became publicly traded on Nasdaq on December 11, 2024 as a result of the business combination among Thunder Bridge Capital Partners IV, Inc., a Delaware corporation (“Thunder Bridge”), Coincheck Parent, M1 Co G.K. (“M1 GK”), a Japanese limited liability company (godo kaisha) and a wholly owned subsidiary of Coincheck Parent, Coincheck Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Coincheck Parent, and Coincheck, Inc., a Japanese joint stock company (kabushiki kaisha) (“Coincheck”) (the “Business Combination”) pursuant to the Business Combination Agreement, dated as of March 22, 2022, as amended from time to time, by and among such parties (the “Business Combination Agreement”) in the following steps:
•On December 10, 2024, Coincheck and Coincheck Parent caused M1 GK to implement a share exchange (kabushiki koukan) under and in accordance with the applicable provisions of the Companies Act of Japan, pursuant to which the Ordinary Shares of Coincheck were exchanged for Ordinary Shares of Coincheck Parent (“Ordinary Shares”) (the “Share Exchange”).
•The effect of the Share Exchange was that, amongst others, Coincheck shareholders became holders of the Ordinary Shares, and Coincheck became a direct, wholly owned subsidiary of M1 GK and an indirect wholly-owned subsidiary of Coincheck Parent.
•Following the Share Exchange, Merger Sub was merged with and into Thunder Bridge (the “Merger”), following which the separate corporate existence of Merger Sub ceased and Thunder Bridge continued as the surviving corporation and became a wholly-owned subsidiary of Coincheck Parent.
•As a result of the Merger: (a) each Thunder Bridge common share issued and outstanding immediately prior to the Merger was exchanged for the right to receive one Ordinary Share; and (b) each Thunder Bridge warrant that was outstanding immediately prior to the Merger (a “Thunder Bridge Warrant”) was automatically and irrevocably modified, pursuant to and in accordance with the Warrant Agreement, dated June 29, 2021, by and among Thunder Bridge and Continental Stock Transfer & Trust Company, as amended by the Warrant Assumption and Amendment Agreement, dated as of December 10, 2024, by and among Thunder Bridge, Coincheck Parent and Continental Stock Transfer & Trust Company (the “Warrant Agreement”), to provide that, in lieu of the amount of Thunder Bridge common shares that a holder of a Thunder Bridge Warrant would have been entitled to acquire if the Thunder Bridge Warrant was exercised prior to the Merger, the holder thereof was now entitled to acquire the same amount of Ordinary Shares.
As a result of the Business Combination, Thunder Bridge, M1 GK and Coincheck became wholly-owned subsidiaries of Coincheck Parent (in June 2025, M1 GK was merged into Coincheck, resulting in Coincheck becoming a direct wholly owned subsidiary of Coincheck Parent). On December 11, 2024, Ordinary Shares and public warrants of Coincheck Parent commenced trading on the Nasdaq Stock Market (“Nasdaq”) under the symbols “CNCK” and “CNCKW,” respectively.
The transaction has been accounted for with Thunder Bridge being identified as the “acquired” entity for financial reporting purposes, accordingly, as the equivalent of Coincheck issuing shares for the net assets of Thunder Bridge, accompanied by a recapitalization. Therefore, these consolidated financial statements have been presented as a continuation of Coincheck.
On January 31, 2025, Thunder Bridge changed its name to CCG Administrative Services, Inc. (“CCG AS”).
Next Finance Tech Co., Ltd and its subsidiaries (“Next Finance Tech”) were acquired by Coincheck Parent in March 2025. Next Finance Tech is a staking platform service company.
On October 14, 2025, Coincheck Parent acquired all of the issued and outstanding shares of Aplo SAS (“Aplo”). Aplo is a digital asset prime brokerage that serves institutional crypto investors, and is headquartered in Paris, France.
On February 28, 2026, Coincheck Parent acquired 96.8% beneficial ownership of 3iQ Digital Holdings Inc. (“3iQ”) from Monex, concurrently acquiring a portion of the remaining minority interests, which resulted in Coincheck Parent beneficially owning 99.8% of 3iQ. 3iQ is a leading alternative digital asset manager based in Ontario, Canada.